ACQUIRED INTANGIBLE ASSETS, NET (Details Textual) (USD $)	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
Intangible Assets Net Excluding Goodwil [Line Items]
Accumulated amortization	$ 5,412,766	$ 2,847,773	$ 1,362,282
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	1 year 5 months 8 days
Customer Relationships [Member]
Intangible Assets Net Excluding Goodwil [Line Items]
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	2 years 2 months 26 days
Order or Production Backlog [Member]
Intangible Assets Net Excluding Goodwil [Line Items]
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	1 year